Groupe P Share Capital (Details) - USD ($)					12 Months Ended
	Aug. 04, 2020	Jun. 19, 2020	Jun. 16, 2020	Jun. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 23, 2020
Equity [Abstract]
Prepaid Expense				$ 150,000	$ 421,000	$ 23,000	$ 150,000
Shares, Issued	225,000	150,000	200,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				50,000	130,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 2.52	$ 8.94
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				6 months	18 months
Stock Issued	$ 725,000	$ 360,000	$ 504,000		$ 2,034,000	$ 764,000